Business Combinations (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Apr. 29, 2011
Business Combinations [Abstract]
Number of locations in Alabama				3
Number of counties served				10
Number of businesses acquired		4	2
Business combinations, net of cash acquired	$ 3,664	$ 9,469	$ 1,919